Condensed Balance Sheet - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Assets, Current [Abstract]
Cash	$ 610,700	$ 1,344,228
Prepaid expenses and other current assets	205,244	207,680
Total current assets	815,944	1,551,908
Cash and marketable securities held in Trust Account	207,423,035	203,188,704
Other assets	21,496	85,984
TOTAL ASSETS	208,260,475	204,826,596
Current liabilities:
Accounts payable	23,000	25,439
Related party payable	26,451	34,048
Accrued liabilities	79,500	114,000
Total current liabilities	128,951	173,487
Warrant liability	557,850	241,735
Total liabilities	686,801	415,222
Commitments and contingencies (Notes 3 and 4)
Shareholders' equity:
Retained earnings	249,306	1,321,337
Total shareholders' equity	250,639	1,322,670
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS' EQUITY	208,260,475	204,826,596
Class A Ordinary Shares
Current liabilities:
Class A ordinary shares subject to possible redemption, par value of $0.0001 per share; 200,000,000 shares authorized; 20,000,000 shares at a redemption value of $10.37 per share and $10.15 per share as of June 30, 2025 and December 31, 2024, respectively	207,323,035	203,088,704
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	$ 1,333	$ 1,333